Derecognition of Financial Assets	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Derecognition of Financial Assets
14	Derecognition of Financial Assets
Securitization of residential mortgage loans
The Bank securitizes fully insured residential mortgage loans, Bank originated and others, through the creation of mortgage-backed securities (MBS) under the National Housing Act (NHA) MBS program, sponsored by Canada Mortgage and Housing Corporation (CMHC). MBS created under the program are sold to Canada Housing Trust (the Trust), a government sponsored entity, under the Canada Mortgage Bond (CMB) program, and/or third-party investors. The Trust issues securities to third-party investors. The CMHC also purchased insured mortgage pools from the Bank under the Insured Mortgage Purchase Program (IMPP).
The sale of mortgages under the above programs does not meet the derecognition requirements, where the Bank retains the pre-payment and interest rate risk associated with the mortgages, which represent substantially all the risks and rewards associated with the transferred assets.
The transferred mortgages continue to be recognized on the Consolidated Statement of Financial Position as residential mortgage loans. Cash proceeds from the transfer are treated as secured borrowings and included in Deposits – Business and government on the Consolidated Statement of Financial Position.
The following table provides the carrying amount of transferred assets that do not qualify for derecognition and the associated liabilities:

As at October 31 ($ millions)	2021 (1)	2020 (1)
Assets
Carrying value of residential mortgage loans	$17,145	$20,586
Other related assets (2)	9,787	9,548
Liabilities
Carrying value of associated liabilities	25,833	27,819

(1)	The fair value of the transferred assets is $25,761 (2020 – $29,415) and the fair value of the associated liabilities is $26,021 (2020—$28,920), for a net position of $(260) (2020—$495).
(2)
These include cash held in trust and trust permitted investment assets, including repurchase style transactions of mortgage-backed securities, acquired as part of principal reinvestment account that the Bank is required to maintain in order to participate in the programs.

Securitization of personal lines of credit, credit cards and auto loans
The Bank securitizes a portion of its credit card and auto loan receivables through consolidated structured entities. These receivables continue to be recognized on the Consolidated Statement of Financial Position as personal loans and credit card loans. For further details, refer to Note 15.
Securities sold under repurchase agreements and securities lent
The Bank enters into transactions, such as repurchase agreements and securities lending agreements, where the Bank transfers assets under agreements to repurchase them on a future date and retains all the substantial risks and rewards associated with the assets. The transferred assets remain on the Consolidated Statement of Financial Position.
Consolidated Financial Statements

The following table provides the carrying amount of the transferred assets and the associated liabilities:

As at October 31 ($ millions)	2021 (1)	2020 (1)
Carrying value of assets associated with:
Repurchase agreements (2)	$100,083	$121,918
Securities lending agreements	59,506	53,082
Total	159,589	175,000
Carrying value of associated liabilities (3)	$123,469	$137,763

(1)	The fair value of transferred assets is $159,589 (2020 – $175,000) and the fair value of the associated liabilities is $123,469 (2020 – $137,763), for a net position of $36,120 (2020 – $37,237).
(2)	Does not include over-collateralization of assets pledged.
(3)	Liabilities for securities lending arrangements only include amounts related to cash collateral received. In most cases, securities are received as collateral.
Continuing involvement in transferred financial assets that qualify for derecognition
Loans issued by the Bank under the Canada Emergency Business Account (CEBA) program are derecognized from the Consolidated Statement of Financial Position as the program meets the
pass-through criteria for derecognition of financial assets under IFRS 9.
As at October 31, 2021, the Bank has derecognized $4.3 billion of CEBA loans (October 31, 2020 – $3.0 billion). The Bank retains a continuing involvement in these derecognized loans through
its servicing of these loans on behalf of EDC. The appropriate level of administration fees for servicing the loans has been recognized.